Accumulated Losses - Schedule of Accumulated Losses (Details) - AUD ($)		12 Months Ended
	Jul. 02, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
ACCUMULATED LOSSES
Balance at the beginning of the financial year		$ (129,737,550)
Add: Initial adoption of IFRS 16	$ (14,712)	(14,712)
Add: net loss attributable to owners of Genetic Technologies Limited		(6,098,930)	$ (6,425,604)	$ (5,463,872)
Balance at the end of the financial year		$ (135,851,192)	$ (129,737,550)